CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, Waddell & Reed Advisors Funds, Inc. (1933 Act File No. 2-21867; 1940 Act File No. 811-2552) ("Registrant") hereby certifies (a) that the respective forms of Prospectus used for Accumulative Fund, Science and Technology Fund and Core Investment Fund of Registrant and of the Statement of Additional Information used with respect to Registrant do not differ from such Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 128 ("Amendment No. 128") to its Registration Statement on Form N-1A, which is Registrant's most recent post-effective amendment, and (b) that Amendment No. 128 was filed electronically.


                              WADDELL & REED ADVISORS
                              FUNDS, INC.


Dated: October 31, 2001       By:  /s/Kristen A. Richards
                              ---------------------------
                              Kristen A. Richards
                              Vice President, Secretary and
                                Associate General Counsel